Deposits	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Deposits

NOTE 9 – DEPOSITS

Time deposits of $100 or more were $137,433 and $128,185 at year-end 2017 and 2016, respectively.  Time deposits of $250 or more were $50,048 and $38,575 at year-end 2017 and 2016, respectively.

Scheduled maturities of time deposits for the next five years are as follows:

2018	$93,215
2019	33,750
2020	20,360
2021	7,737
2022	27,169
Thereafter	-
Total	$182,231

Brokered deposits at year-end 2017 and 2016 totaled $46,945 and  $29,738, respectively.